DECONSOLIDATION OF GOLAR PARTNERS - Guarantees (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 13, 2012
Deconsolidation:
Guarantees issued to Golar Partners	$ 19,271,000	$ 22,369,000
Deconsolidation expense		400,000
Gain on loss of control	3,487,000	3,487,000	7,257,000
Golar LNG Partners
Deconsolidation:
Guarantees issued to Golar Partners				23,265,000
Accumulated other comprehensive loss				(8,989,000)	[1]
Deferred income tax benefit				(44,449,000)	[2]
Gain on loss of control				44,400,000
Golar LNG Partners | Debt guarantees
Deconsolidation:
Guarantees issued to Golar Partners	4,500,000			4,548,000
Golar LNG Partners | Golar Grand Option
Deconsolidation:
Guarantees issued to Golar Partners				7,217,000
Golar LNG Partners | Methane Princess tax lease indemnity
Deconsolidation:
Guarantees issued to Golar Partners	$ 11,500,000			$ 11,500,000

[1]	Golar Partners' accumulated other comprehensive incomeThe accumulated other comprehensive loss of $9.0 million in relation to Golar Partners was released to the consolidated statement of operations on deconsolidation.
[2]	Deferred tax benefits on intra-group transfers of long-term assetsThe deferred tax benefits on intra-group transfers of long-term assets amounting to $44.4 million arose from transactions between controlled entities in respect of vessels owned by Golar Partners: the Golar Freeze, the Golar Spirit and the NR Satu. Upon the deconsolidation of Golar Partners, the unamortized balance of $44.4 million was released and recognized as part of the gain on loss of control.